REVENUE RECOGNITION (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenue Recognition
Contract assets	$ 9,001	$ 7,673
Contracts liabilities	2,892	$ 2,902
Change in contract asset	1,328
Change in contracts liabilities	$ (10)